Stock-based Compensation - Restricted Stock Units Activity (Q3) (Details) - Restricted stock units	9 Months Ended
Sep. 30, 2021 $ / shares shares
Number of RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	4,112,855
Vested (in shares) | shares	(242,600)
Forfeited (in shares) | shares	(11,310)
Ending balance (in shares) | shares	3,858,945
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	13.66
Vested (in dollars per share) | $ / shares	13.70
Forfeited (in dollars per share) | $ / shares	13.70
Ending balance (in dollars per share) | $ / shares	$ 13.66